RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
RIGHT OF USE ASSETS
Schedule of nature and movements of Right of use assets

	Gross value
	As of			Currency		As of
	December 31,	Incorporation		translation		December 31,
	2024	by acquisition (1)	Additions	adjustments	Decreases	2025
Leases rights of use
- Sites	1,003,730	121,902	147,934	19,357	(8,036)	1,284,887
- Real estate and others	229,872	593	10,964	3,266	(2,275)	242,420
- Poles	162,977	—	17,675	1,492	—	182,144
Indefeasible right of use	31,925	11,977	2,978	583	(2,338)	45,125
Asset Retirement Obligation	116,668	26,589	16,161	282	(22,175)	137,525
Total	1,545,172	161,061	195,712	24,980	(34,824)	1,892,101

	Accumulated amortization					Net carrying
	As of		Currency		As of	value as of
	December 31,		translation		December 31,	December 31,
	2024	Amortization	adjustments	Decreases	2025	2025
Leases rights of use
- Sites	(576,337)	(184,240)	(11,933)	2,723	(769,787)	515,100
- Real estate and others	(169,859)	(29,519)	(2,401)	2,247	(199,532)	42,888
- Poles	(117,870)	(33,386)	(1,277)	—	(152,533)	29,611
Indefeasible right of use	(22,016)	(4,712)	(518)	2,338	(24,908)	20,217
Asset Retirement Obligation	(12,766)	(26,782)	(282)	21,777	(18,053)	119,472
Total	(898,848)	(278,639)	(16,411)	29,085	(1,164,813)	727,288
(1)	Corresponds to the acquisition of TMA (see Note 29).

	Gross value
	As of		Currency		As of
	December 31,		translation		December 31,
	2023	Additions	adjustments	Decreases	2024
Leases rights of use
- Sites	842,473	204,527	(42,373)	(897)	1,003,730
- Real estate and others	199,419	43,343	(8,751)	(4,139)	229,872
- Poles	131,565	35,923	(4,506)	(5)	162,977
Indefeasible right of use	33,686	—	(1,761)	—	31,925
Asset Retirement Obligation	121,326	28,370	(768)	(32,260)	116,668
Total	1,328,469	312,163	(58,159)	(37,301)	1,545,172

	Accumulated amortization					Net carrying
	As of		Currency		As of	value as of
	December 31,		translation		December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
Leases rights of use
- Sites	(448,101)	(153,426)	25,236	(46)	(576,337)	427,393
- Real estate and others	(138,700)	(41,156)	5,933	4,064	(169,859)	60,013
- Poles	(89,639)	(31,506)	3,270	5	(117,870)	45,107
Indefeasible right of use	(20,786)	(2,634)	1,404	—	(22,016)	9,909
Asset Retirement Obligation	(13,360)	(31,952)	768	31,778	(12,766)	103,902
Total	(710,586)	(260,674)	36,611	35,801	(898,848)	646,324